Stock based compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense	$ 3,040	$ 2,779	$ 3,170
Effect on earnings per share
Basic	$ 0.12	$ 0.11	$ 0.13
Diluted	$ 0.12	$ 0.11	$ 0.13
Stock Options [Member]
Stock compensation expense	1,701	796	1,024
Effect on earnings per share
Basic	$ 0.07	$ 0.03	$ 0.04
Diluted	$ 0.07	$ 0.03	$ 0.04
Free Of Charge Share Awards [Member]
Stock compensation expense	1,160	1,657	1,621
Effect on earnings per share
Basic	$ 0.05	$ 0.07	$ 0.07
Diluted	$ 0.05	$ 0.07	$ 0.07
Warrant [Member]
Stock compensation expense	179	327	525
Effect on earnings per share
Basic	$ 0.01	$ 0.01	$ 0.02
Diluted	$ 0.01	$ 0.01	$ 0.02
Research and Development Expense [Member]
Stock compensation expense	1,068	1,229	1,231
Research and Development Expense [Member] | Stock Options [Member]
Stock compensation expense	419	332	400
Research and Development Expense [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	649	897	831
Research and Development Expense [Member] | Warrant [Member]
Stock compensation expense	0	0	0
Cost Of Goods Sold [Member]
Stock compensation expense	49	91	122
Cost Of Goods Sold [Member] | Stock Options [Member]
Stock compensation expense	2	3	9
Cost Of Goods Sold [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	46	89	113
Cost Of Goods Sold [Member] | Warrant [Member]
Stock compensation expense	0	0	0
Selling, General and Administrative Expenses [Member]
Stock compensation expense	1,923	1,459	1,817
Selling, General and Administrative Expenses [Member] | Stock Options [Member]
Stock compensation expense	1,280	461	615
Selling, General and Administrative Expenses [Member] | Free Of Charge Share Awards [Member]
Stock compensation expense	464	671	677
Selling, General and Administrative Expenses [Member] | Warrant [Member]
Stock compensation expense	$ 179	$ 327	$ 525